PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019
Shares Issued, Price Per Share	$ 10.00		$ 10.00	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			11.50	$ 11.50
IPO [Member]
Stock Issued During Period, Shares, New Issues	69,000,000			69,000,000
Shares Issued, Price Per Share	$ 10.00		10.00	$ 10.00
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000			9,000,000
Shares Issued, Price Per Share	$ 10.00
Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.00		$ 1.00	$ 1.00
Class A Common Stock [Member]
Stock Issued During Period, Shares, New Issues		0	0
Class A Common Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50